UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2013

Shares		Value
COMMON STOCKS (96.8%)

	CONSUMER DISCRETIONARY (15.1%)
4,000	AutoZone, Inc. *	$1,587,080
6,800	BorgWarner, Inc. *	525,912
22,400	Brinker International, Inc.	843,360
6,000	Buckle, Inc. (The) (1)	279,900
7,600	Buffalo Wild Wings, Inc. *	665,228
17,500	Darden Restaurants, Inc.	904,400
7,000	Deckers Outdoor Corp. * (1)	389,830
9,000	Dick’s Sporting Goods, Inc.	425,700
11,000	Domino’s Pizza, Inc.	565,840
7,300	Genuine Parts Co.	569,400
8,700	Gildan Activewear, Inc.	347,217
43,000	LKQ Corp. *	935,680
15,300	McDonald’s Corp.	1,525,257
12,000	NIKE, Inc. Class B	708,120
2,000	O’Reilly Automotive, Inc. *	205,100
5,600	Panera Bread Co. Class A *	925,344
10,400	Penn National Gaming, Inc. *	566,072
9,300	Starbucks Corp.	529,728
44,000	TJX Companies, Inc. (The)	2,057,000
2,600	VF Corp.	436,150
4,000	Wolverine World Wide, Inc. (1)	177,480
2,600	Wynn Resorts Ltd.	325,416
24,800	Yum! Brands, Inc.	1,784,112
		17,279,326
	CONSUMER STAPLES (11.4%)
3,100	Boston Beer Co., Inc. (The) Class A *	494,884
4,900	British American Tobacco PLC ADR (1)	524,545
4,000	Bunge Ltd.	295,320
11,400	Casey’s General Stores, Inc.	664,620
26,000	Church & Dwight Co., Inc.	1,680,380
7,000	Costco Wholesale Corp.	742,770
7,500	Energizer Holdings, Inc.	747,975
29,000	Flowers Foods, Inc.	955,260
21,000	General Mills, Inc.	1,035,510
8,000	Harris Teeter Supermarkets, Inc.	341,680
4,400	Herbalife Ltd. (1)	164,780
33,000	Hormel Foods Corp.	1,363,560
15,700	Ingredion, Inc.	1,135,424
18,100	J&J Snack Foods Corp.	1,391,709
9,000	PepsiCo, Inc.	711,990
6,000	Reynolds American, Inc.	266,940
6,000	Whole Foods Market, Inc.	520,500
		13,037,847
	ENERGY (1.3%)
14,000	Enbridge, Inc. (1)	651,560
6,700	Noble Energy, Inc.	774,922
		1,426,482
	FINANCIALS (6.2%)
8,000	Affiliated Managers Group, Inc. *	1,228,560
20,000	AFLAC, Inc.	1,040,400
9,000	American Tower Corp. REIT	692,280
2,000	Axis Capital Holdings Ltd.	83,240
14,000	Bank of Montreal	881,300

Shares		Value
3,000	BlackRock, Inc.	$770,640
2,300	Camden Property Trust REIT	157,964
4,600	M&T Bank Corp.	474,536
2,000	PartnerRe Ltd.	186,220
8,000	Royal Bank of Canada	482,400
10,300	Stifel Financial Corp. *	357,101
10,000	T. Rowe Price Group, Inc.	748,700
		7,103,341
	HEALTH CARE (13.6%)
12,600	Alexion Pharmaceuticals, Inc. *	1,160,964
9,600	Allergan, Inc.	1,071,648
5,800	C.R. Bard, Inc.	584,524
13,740	Catamaran Corp. *	728,632
12,200	Cerner Corp. *	1,155,950
1,900	Computer Programs & Systems, Inc.	102,809
3,000	DaVita HealthCare Partners, Inc. *	355,770
3,000	DENTSPLY International, Inc.	127,260
22,000	Edwards Lifesciences Corp. *	1,807,520
29,340	Express Scripts Holding Co. *	1,691,451
12,700	Henry Schein, Inc. *	1,175,385
6,600	IDEXX Laboratories, Inc. *	609,774
1,000	Intuitive Surgical, Inc. *	491,190
8,400	Mednax, Inc. *	752,892
4,700	Mettler-Toledo International, Inc. *	1,002,134
9,100	Novo Nordisk A/S ADR	1,469,650
3,100	Owens & Minor, Inc.	100,936
14,000	Teva Pharmaceutical Industries
	Ltd. ADR	555,520
8,200	Thermo Fisher Scientific, Inc.	627,218
		15,571,227
	INDUSTRIALS (25.4%)
2,800	Acuity Brands, Inc.	194,180
36,750	AMETEK, Inc.	1,593,480
5,800	C.H. Robinson Worldwide, Inc.	344,868
11,100	Canadian National Railway Co.	1,113,330
800	Canadian Pacific Railway Ltd. (1)	104,376
10,000	Chicago Bridge & Iron Co. N.V.	621,000
15,000	CLARCOR, Inc.	785,700
6,000	Clean Harbors, Inc. *	348,540
20,700	Danaher Corp.	1,286,505
37,000	Donaldson Co., Inc.	1,339,030
5,000	Eaton Corp. PLC	306,250
2,400	Esterline Technologies Corp. *	181,680
8,000	Fastenal Co.	410,800
7,000	FedEx Corp.	687,400
8,300	Graco, Inc.	481,649
11,187	HEICO Corp.	485,628
15,000	IDEX Corp.	801,300
7,200	IHS, Inc. Class A *	753,984
5,850	ITT Corp.	166,315
6,800	J.B. Hunt Transport Services, Inc.	506,464
10,000	Kansas City Southern	1,109,000
15,700	Kirby Corp. *	1,205,760
5,400	L-3 Communications Holdings,
	Inc.	436,968
2,000	Lincoln Electric Holdings, Inc.	108,360
2,300	Middleby Corp. (The) *	349,945

1

The Value Line Fund, Inc.

March 31, 2013

Shares		Value
9,200	Parker Hannifin Corp.	$842,536
6,200	Precision Castparts Corp.	1,175,644
12,000	Republic Services, Inc.	396,000
79,600	Rollins, Inc.	1,954,180
12,400	Roper Industries, Inc.	1,578,644
12,000	Stericycle, Inc. *	1,274,160
13,600	Toro Co. (The)	626,144
8,800	Union Pacific Corp.	1,253,208
11,400	United Technologies Corp.	1,065,102
5,600	Valmont Industries, Inc.	880,712
4,900	W.W. Grainger, Inc.	1,102,402
2,000	Wabtec Corp.	204,220
25,300	Waste Connections, Inc.	910,294
		28,985,758
	INFORMATION TECHNOLOGY (9.9%)
19,600	Accenture PLC Class A	1,489,012
8,300	Alliance Data Systems Corp. *	1,343,687
7,000	Amphenol Corp. Class A	522,550
3,700	Anixter International, Inc.	258,704
13,500	ANSYS, Inc. *	1,099,170
16,000	Cognizant Technology Solutions Corp. Class A *	1,225,760
5,400	Equinix, Inc. *	1,168,074
2,000	Fiserv, Inc. *	175,660
2,300	MasterCard, Inc. Class A	1,244,599
8,400	MICROS Systems, Inc. *	382,284
10,800	Open Text Corp. * (1)	637,524
6,000	Salesforce.com, Inc. *	1,072,980
8,100	WEX, Inc. *	635,850
		11,255,854
	MATERIALS (10.8%)
3,000	Airgas, Inc.	297,480
14,000	Ball Corp.	666,120
4,200	CF Industries Holdings, Inc.	799,554
28,000	Crown Holdings, Inc. *	1,165,080
8,600	Cytec Industries, Inc.	637,088
12,000	Ecolab, Inc.	962,160
23,400	FMC Corp.	1,334,502
3,500	NewMarket Corp.	911,260
10,000	Packaging Corp. of America	448,700
11,300	Praxair, Inc.	1,260,402
12,000	Scotts Miracle-Gro Co. (The) Class A	518,880
3,000	Sherwin-Williams Co. (The)	506,670
11,400	Sigma-Aldrich Corp.	885,552
25,900	Silgan Holdings, Inc.	1,223,775
12,400	Valspar Corp. (The)	771,900
		12,389,123
	TELECOMMUNICATION SERVICES (0.8%)
13,000	Crown Castle International Corp. *	905,320
	UTILITIES (2.3%)
10,000	ITC Holdings Corp.	892,600
15,000	ONEOK, Inc.	715,050
23,000	Questar Corp.	559,590

Shares		Value
10,900	Wisconsin Energy Corp.	$467,501
		2,634,741
	TOTAL COMMON STOCKS (Cost $68,059,538) (96.8%)	110,589,019

Principal Amount		Value
SHORT-TERM INVESTMENTS (4.7%)
	REPURCHASE AGREEMENTS (2.7%)
$3,100,000	With Morgan Stanley, 0.15%, dated 03/28/13, due 04/01/13, delivery value $3,100,052 (collateralized by $3,110,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $3,165,482)	3,100,000

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (2.0%)
	JOINT REPURCHASE AGREEMENTS (2.0%)
572,120	Joint Repurchase Agreement with Morgan Stanley, 0.17%, dated 03/28/13, due 04/01/13, delivery value $572,131 (collateralized by $583,564 U.S. Treasury Note 2.500% due 03/31/15, with a value of $576,778)	572,120
1,043,278	Joint Repurchase Agreement with Barclays, 0.15%, dated 03/28/13, due 04/01/13, delivery value $1,043,295 (collateralized by $1,064,144 U.S. Treasury Note 0.500% due 07/31/17, with a value of $1,063,317)	1,043,278
673,083	Joint Repurchase Agreement with Credit Suisse First Boston, 0.18%, dated 03/28/13, due 04/01/13, delivery value $673,096 (collateralized by $686,561 U.S. Treasury Note 0.625% due 09/30/17, with a value of $684,455)	673,083
		2,288,481
	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $2,288,481) (2.0%)	2,288,481

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,388,481) (4.7%)	5,388,481

2

The Value Line Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount	Value

TOTAL INVESTMENT SECURITIES (101.5%) (Cost $73,448,019)	$115,977,500

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.5%)	(1,745,163)

NET ASSETS (2) (100%)	$114,232,337

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($114,232,337 ÷ 10,037,574 shares outstanding)	$11.38

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $2,162,389.
(2)
For federal income tax purposes, the aggregate cost was $73,448,019, aggregate gross unrealized appreciation was $42,751,570, aggregate gross unrealized depreciation was $222,089 and the net unrealized appreciation was $42,529,481.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$110,589,019	$0	$0	$110,589,019
Short-Term Investments	0	5,388,481	0	5,388,481
Total Investments in Securities	$110,589,019	$5,388,481	$0	$115,977,500

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013